REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2021
REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS
REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. REPORTING ENTITY AND DESCRIPTION OF THE BUSINESS

Suncor Energy Inc. (Suncor or the company) is an integrated energy company headquartered in Calgary, Alberta, Canada. Suncor's operations include oil sands development, production and upgrading; offshore oil and gas; petroleum refining in Canada and the U.S.; and the company’s Petro-Canada retail and wholesale distribution networks (including Canada’s Electric Highway™, a coast-to-coast network of fast-charging electric vehicle stations). Suncor is developing petroleum resources while advancing the transition to a low-emissions future through investment in power, renewable fuels and hydrogen. Suncor also conducts energy trading activities focused principally on the marketing and trading of crude oil, natural gas, byproducts, refined products and power. Suncor has been recognized for its performance and transparent reporting on the Dow Jones Sustainability index, FTSE4Good and CDP. Suncor is also listed on the UN Global Compact 100 stock index. Suncor's common shares (symbol: SU) are listed on the Toronto Stock Exchange (TSX) and New York Stock Exchange (NYSE).

The address of the company’s registered office is 150 – 6th Avenue S.W., Calgary, Alberta, Canada, T2P 3E3.